CONSOLIDATED STATEMENTS OF SHAREHOLDERS' DEFICIT ¥ in Thousands, $ in Thousands	USD ($) shares	CNY (¥) shares	Common Stock USD ($) shares	Common Stock CNY (¥) shares	Treasury Stock USD ($)	Treasury Stock CNY (¥)	Additional Paid-in Capital USD ($)	Additional Paid-in Capital CNY (¥)	Accumulated Other Comprehensive Income USD ($)	Accumulated Other Comprehensive Income CNY (¥)	Accumulated Deficit USD ($)	Accumulated Deficit CNY (¥)
Balance at Dec. 31, 2016		¥ (108,414)		¥ 26				¥ 5,414		¥ 4,274		¥ (118,128)
Balance, Shares at Dec. 31, 2016 | shares			42,666,670	42,666,670
Net loss		(90,291)										(90,291)
Translation adjustments		(7,563)								(7,563)
Accretion of contingently redeemable convertible preferred shares		(26,391)										(26,391)
Share-based compensation		8,275						8,275
Balance at Dec. 31, 2017		(224,384)		¥ 26				13,689		(3,289)		(234,810)
Balance, Shares at Dec. 31, 2017 | shares			42,666,670	42,666,670
Net loss		(66,197)										(66,197)
Translation adjustments		11,688								11,689
Issuance of Class A common shares in connection with initial public offering		464,380		¥ 4				464,376
Issuance of Class A common shares in connection with initial public offering, Shares | shares			6,059,708	6,059,708
Conversion of all outstanding contingently redeemable convertible preferred shares to Class A common shares		401,691		¥ 18				357,222				44,451
Conversion of all outstanding contingently redeemable convertible preferred shares to Class A common shares, Shares | shares			27,867,937	27,867,937
Redemption of contingently redeemable convertible preferred shares		(6,915)										(6,915)
Accretion of contingently redeemable convertible preferred shares								84,652				(84,652)
Repurchased shares		(3,165)				¥ (3,165)
Repurchased shares, Shares | shares			(46,303)	(46,303)
Share-based compensation		24,561						24,561
Balance at Dec. 31, 2018		601,660		¥ 48		(3,165)		944,500		8,400		(348,123)
Balance, Shares at Dec. 31, 2018 | shares			76,548,012	76,548,012
Net loss	$ (15,776)	(109,841)										(109,841)
Cumulative effect of adoption of ASC 606 (Note 2)		4,605										4,605
Translation adjustments	$ (293)	(2,037)								(2,037)
Exercise and vesting of share-based awards		¥ 3,676				38,725		(35,049)
Exercise and vesting of share-based awards , shares | shares	1,113,098	1,113,098	1,125,648	1,125,648
Conversion of all outstanding contingently redeemable convertible preferred shares to Class A common shares		¥ (2,037)
Repurchased shares		(37,559)				(37,559)
Repurchased shares, Shares | shares			(567,434)	(567,434)
Share-based compensation		47,284						47,284
Balance at Dec. 31, 2019	$ 72,939	¥ 507,788	$ 7	¥ 48	$ (287)	¥ (1,999)	$ 137,426	¥ 956,735	$ 914	¥ 6,363	$ (65,121)	¥ (453,359)
Balance, Shares at Dec. 31, 2019 | shares			77,106,226	77,106,226